Investments (Amortized Cost and Fair Value of Fixed Maturities by Contractual Maturities) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Amortized Cost
Due in one year or less	$ 357,166
Due after one year through five years	4,981,177
Due after five years through ten years	6,798,927
Due after ten years	6,636,210
Amortized Cost	21,311,087	$ 12,737,749
Fair Value
Due in one year or less	347,772
Due after one year through five years	4,654,387
Due after five years through ten years	6,120,970
Due after ten years	5,465,550
Fair Value	19,025,401	13,278,166
Asset-backed securities
Amortized Cost
Debt Securities, Available-for-sale,Maturity, without Single Maturity Date,Amortized Cost	1,467,955
Fair Value
Debt Securities, Available-for-sale,Maturity, without Single Maturity Date,Fair Value	1,442,354
Commercial mortgage-backed securities
Amortized Cost
Debt Securities, Available-for-sale,Maturity, without Single Maturity Date,Amortized Cost	727,159
Fair Value
Debt Securities, Available-for-sale,Maturity, without Single Maturity Date,Fair Value	658,152
Residential mortgage-backed securities
Amortized Cost
Debt Securities, Available-for-sale,Maturity, without Single Maturity Date,Amortized Cost	342,493
Fair Value
Debt Securities, Available-for-sale,Maturity, without Single Maturity Date,Fair Value	336,216
Fixed maturities
Amortized Cost
Amortized Cost	21,311,087	12,737,749
Fair Value
Fair Value	19,025,401	13,278,166
Fixed maturities | Asset-backed securities
Amortized Cost
Amortized Cost	1,467,955	547,549
Fair Value
Fair Value	1,442,354	547,310
Fixed maturities | Commercial mortgage-backed securities
Amortized Cost
Amortized Cost	727,159	552,653
Fair Value
Fair Value	658,152	575,184
Fixed maturities | Residential mortgage-backed securities
Amortized Cost
Amortized Cost	342,493	18,684
Fair Value
Fair Value	$ 336,216	$ 20,180